Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Short-term employee benefits and costs	$ 8.7	$ 4.4	$ 6.2
Post-employment and other long-term benefits	0.2	0.3	0.3
SBC (including DSUs and RSUs to eligible directors)	12.5	15.6	14.8
Key management personnel compensation	$ 21.4	$ 20.3	$ 21.3